DEFERRED COMPENSATION/NQDC (Detail) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Preferred Stock Issued 02/12/2007 [Member] | Preferred Class A [Member]
Type of Stock	Preferred	Preferred
Number of Shares	100	100
Value (in Dollars)	$ 101,000	$ 101,000
Common Stock Issued 02/09/2007 [Member] | Common Class A [Member]
Type of Stock	Common	Common
Number of Shares	250,000	250,000
Value (in Dollars)	31,250	31,250
Issued on 12/21/2007 [Member] | Common Class A [Member]
Type of Stock	Common	Common
Number of Shares	10,000,000	10,000,000
Value (in Dollars)	900,000	900,000
Issued on 12/16/2008 [Member] | Common Class A [Member]
Type of Stock	Common	Common
Number of Shares	2,500,000	2,500,000
Value (in Dollars)	50,000	50,000
Issued on 08/11/2009 [Member] | Preferred Class A [Member]
Type of Stock	Preferred	Preferred
Number of Shares	4,100,000	4,100,000
Value (in Dollars)	$ 253,785	$ 253,785